Statements of Cash Flows (unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) for the period	$ (268,176)	$ 294,875	$ (1,423,524)	$ (1,745,273)
Adjustment to reconcile net income (loss) to net cash used in operating activities
Shares issued for services			0	557,190
Change in fair value of marketable securities	101,675	(345,600)	258,689	987,489
Depreciation	1,833	1,833	7,332	0
Stock based compensation	69,337	0	696,397	0
Loss on sale of marketable securities			246	0
Changes in assets and liabilities:
(Increase) Decrease in prepaid expenses	10,562	(1,572)	(16,028)	(7,578)
Increase (decrease) in accounts payable and accrued liabilities	2,839	(713)	10,360	6,140
Net Cash (Used in) Operating Activities	(81,930)	(51,177)	(466,528)	(202,032)
CASH FLOWS FROM INVESTING ACTIVITY:
Cash from property agreements			165,000	200,000
Cash from sale of marketable securities			14,968	0
Purchase of equipment	0	(35,650)	(35,650)	0
Net Cash Provided by Investing Activities	0	(35,650)	144,318	200,000
CASH FLOWS FROM FINANCING ACTIVITY:
Shares issued for cash	235,400	334,000	1,656,000	2,054,028
Net Cash Provided by Financing Activity	235,400	334,000	1,656,000	2,054,028
Increase (Decrease) in cash	153,470	247,173	1,333,790	2,051,996
Cash, beginning of period	3,576,911	2,243,121	2,243,121	191,125
Cash, end of period	3,730,381	2,490,294	3,576,911	2,243,121
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	0	0	0	0
Cash paid for income taxes	0	0	0	0
NON CASH TRANSACTIONS
Marketable securities received as consideration for mineral property	$ 0	$ 0	$ 253,394	$ 0